Borrowings Under Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings Under Financing Arrangements [Abstract]
Schedule of group's borrowings under financing arrangements
	As of December 31,
	2021	2022
Current portion	40,078	20,540
Non-current portion	44,178	24,987
	84,256	45,527